Organization (Narrative) (Details) ft² in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 property	Dec. 31, 2019 $ / shares	Jun. 30, 2020 ft²	Jun. 30, 2020 $ / shares	Jun. 30, 2020 state	Jun. 30, 2020 encumbered_property
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of properties	200					103
Number of states properties are located in | state					31
Rentable square feet | ft²			9.7
Preferred stock, dividend rate, percentage	7.375%	7.375%
Preferred stock, par value (in usd per share) | $ / shares		$ 0.01		$ 0.01